Business Acquisition (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2020	Jun. 30, 2018
Goodwill	$ 6,020	$ 6,020
Intangible Asset- Developed Software [Member]
Property and equipment, estimated useful life	P3Y
Alpha Predictions LLP [Member]
Business acquisition, percentage of voting interests acquired	99.00%